ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 28, 2019	Dec. 29, 2018	Dec. 30, 2017
Reconciliation of beginning and ending amount of unrecognized tax benefits [Roll Forward]
Gross unrecognized tax benefits beginning of year	$ 4,378	$ 4,000	$ 3,381
Increase in tax positions for prior years			4
Decrease in tax positions for prior years	(129)	(366)
Increase in tax positions for current year	768	1,326	1,107
Settlements with taxing authorities			(2)
Lapse in statute of limitations	(851)	(582)	(490)
Gross unrecognized tax benefits end of year	4,166	4,378	4,000
Income tax penalties and interest accrued	500	$ 500	$ 700
Increase in unrecognized tax benefits is reasonably possible	$ 900